Unaudited Financial Statements (Tables)	6 Months Ended
Jun. 29, 2014
Reclassification out of Accumulated Other Comprehensive Income

The following table presents reclassifications out of accumulated other comprehensive income (loss) for the Successor Company for the three and six months ended June 29, 2014 and the Predecessor Company for the three and six months ended June 30, 2013.

	Amounts Reclassified from Accumulated Other Comprehensive Loss
	Successor Company Three months ended June 29, 2014	Predecessor Company Three months ended June 30, 2013	Successor Company Six months ended June 29, 2014	Predecessor Company Six months ended June 30, 2013	Affected Line Item in the Consolidated Statements of Operations and Comprehensive Income (Loss)
Realized gain on interest rate swap agreements, designated as cash flow hedges	$—	$7,543	$—	$15,076	Interest expense
Amortization of prior service cost	—	(114)	—	(228)	(1)
Amortization of unrecognized loss	—	131	—	262	(1)

Amounts reclassified from accumulated other comprehensive loss	—	7,560	—	15,110	Loss from continuing operations before income taxes
Income tax expense	—	—	—	—	Income tax expense

Amounts reclassified from accumulated other comprehensive loss, net of taxes	$—	$7,560	$—	$15,110	Net loss

(1)	This accumulated other comprehensive income (loss) component is included in the computation of net periodic benefit cost. See Note 11.